Annual Total Returns	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nomura Global Listed Infrastructure ETF | Nomura Global Listed Infrastructure ETF
Prospectus [Line Items]
Annual Return [Percent]	8.79%		20.98%	(2.70%)
Nomura Energy Transition ETF | Nomura Energy Transition ETF
Prospectus [Line Items]
Annual Return [Percent]	17.21%		35.06%	(3.58%)
Nomura Focused Large Growth ETF | Nomura Focused Large Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	(7.03%)		7.69%
Nomura Focused Emerging Markets Equity ETF | Nomura Focused Emerging Markets Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	77.49%		69.40%
Nomura Tax-Free USA Short Term ETF | Nomura Tax-Free USA Short Term ETF
Prospectus [Line Items]
Annual Return [Percent]	1.62%		4.17%	2.52%
Nomura Transformational Technologies ETF | Nomura Transformational Technologies ETF
Prospectus [Line Items]
Annual Return [Percent]		34.80%	38.18%	37.18%	58.18%	(36.26%)	21.04%	58.42%